Common Stock (Details) - Common Stock [Member]	Feb. 06, 2024 $ / shares shares
Common Stock (Details) [Line Items]
Common stock authorized	65,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.001
Common stock outstanding	3,197,975
Common stock issued	3,197,975